Other Reserves - Summary of Information on Other Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	€ 25,667	€ 23,322
Vested share-based payments	2,775	3,539
Currency Translation differences subsidiaries	(261)	(1,194)
Other reserves ending balance	28,181	25,667
Share based payment reserve [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	10,246	6,707
Vested share-based payments	2,775	3,539
Currency Translation differences subsidiaries	0	0
Other reserves ending balance	13,021	10,246
Convertible loan [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	16,631	16,631
Vested share-based payments	0	0
Currency Translation differences subsidiaries	0	0
Other reserves ending balance	16,631	16,631
Translation [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	(1,211)	(17)
Vested share-based payments	0	0
Currency Translation differences subsidiaries	(261)	(1,194)
Other reserves ending balance	€ (1,472)	€ (1,211)